BORROWINGS	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
BORROWINGS	BORROWINGS
24.1. Composition of borrowings

	2023	2022
Borrowings
- In foreign currency	111,358,993	33,888,039
- In local currency	36,011,283	30,792,459
Total	147,370,276	64,680,498
Non-current borrowings	110,145,543	30,766,107
Current borrowings	37,224,733	33,914,391
Total	147,370,276	64,680,498
24.2 Detail of borrowings

	2023					2022
	Ref.	Company	Rate	Last maturity date	Amount	Amount
Borrowings in foreign currency - US$
Industrial and Commercial Bank of China (Dubai)		Loma Negra C.I.A.S.A.	3-Month Libor + 7.50%	Nov-23	-	2,148,385
Industrial and Commercial Bank of China (Dubai)	(1)	Loma Negra C.I.A.S.A.	3-Month Libor + 8.00%	Jul-24	-	31,502,232
Banco Patagonia	(2)	Ferrosur Roca S.A.	17.00%	Jun-24	37,281	-
Banco Patagonia	(2)	Ferrosur Roca S.A.	18.00%	Jul-24	88,173	-
Banco Patagonia	(2)	Ferrosur Roca S.A.	36.00%	May-23		6,489
Banco Patagonia	(2)	Ferrosur Roca S.A.	15.00%	May-23		66,664
Banco Patagonia	(2)	Ferrosur Roca S.A.	19.00%	Mar-23		8,875
Banco Patagonia	(2)	Ferrosur Roca S.A.	37.00%	Feb-23		6,016
Banco Patagonia	(2)	Ferrosur Roca S.A.	15.00%	Feb-23		15,397
Banco Patagonia	(2)	Ferrosur Roca S.A.	13.50%	Feb-23		133,981
Total borrowings in foreign currency					125,454	33,888,039

Borrowings in local currency
Bank overdrafts	(3)	Ferrosur Roca S.A.	102.56%	Jan-24	2,304,780	3,863,785
Bank overdrafts	(3)	Loma Negra C.I.A.S.A.	97.83%	Jan-24	4,645,464	3,000,735
Bank overdrafts	(4)	Loma Negra C.I.A.S.A.	52.00%	Jan-23	-	9,404,983
Bank overdrafts	(3)	Loma Negra C.I.A.S.A.	69.00%	Jan-23	-	6,305,600
Securities-guaranteed borrowing	(5)	Loma Negra C.I.A.S.A.	64.99%	Jan-23	-	8,217,356
Total borrowings in local currency					6,950,244	30,792,459

	2023					2022
	Ref.	Company	Rate	Last maturity date	Amount	Amount
Corporate notes - US$
Serie – Class 2	(6)	Loma Negra C.I.A.S.A.	6.50%	Dec-25	57,851,670	-
Serie – Class 3	(6)	Loma Negra C.I.A.S.A.	7.49%	Mar-26	45,262,452	-
Serie – Class 4	(6)	Loma Negra C.I.A.S.A.	6.00%	Mar-26	8,119,417	-
Total corporate bonds in foreing currency					111,233,539	-

	2023					2022
	Ref.	Company	Rate	Last maturity date	Amount	Amount
Corporate notes - Ps.
Serie – Class 1	(7)	Loma Negra C.I.A.S.A.	BADLAR +2%	Aug-24	29,061,039	-
Total corporate bonds in local currency					29,061,039	-
Total					147,370,276	64,680,498

(1)
In April 2022, Loma Negra C.I.A.S.A. entered into a loan agreement abroad with Industrial and Commercial Bank of China Limited for US$ 56 million, the principal payments of which mature in three equal installments in January, April, and July 2024. The loan was guaranteed by Intercement Participações S.A. up to 51% of its amount. Interest accrues at Libor plus 8% payable on a quarterly basis. As this loan has been used to settle Company obligations held abroad, the loan proceeds have not been deposited or settled through Argentina’s single and free exchange market (“MULC” for the Spanish initials of Mercado Único y Libre de Cambios). The loan has been valued at its amortized cost in foreign currency, and the resulting amounts have been translated into local currency at the official selling exchange rate in force at the end of the reporting period. On October 4, 2023, the Group prepaid the balance owed on the loan with the Industrial and Commercial Bank of China for a total amount of US$48,208 thousand, including interest.

(2)	During the fiscal year 2023 and 2022 , Ferrosur Roca S.A. entered into several contracts in US dollars with Banco Patagonia, accruing interest at a fixed rate.

(3)
As of December 31, 2023 and 2022, the Group carries bank overdrafts in the amount of 6,950,244 and 13,170,120, respectively. Bank overdrafts existing at the beginning of the year were canceled regularly during fiscal year 2023.

(4)
In addition, on July 7, 2022, the Company entered into a loan agreement with HSBC Bank Argentina S.A. for 3,000 million pesos maturing in a term of 180 days, accruing interest at a fixed annual rate of 52%. As of December 31, 2023, it is canceled.

(5)
As of December 31, 2022, Loma Negra entered into fundraising agreements through securities-guaranteed borrowings, using its own shares as guarantee at an annual nominal average rate of 64.99%, which has been canceled during fiscal year 2023.

(6)
On June 21, 2023, September 11, 2023 and November 2, 2023, the Company issued its Class 2, 3 and 4 Corporate Bonds in dollars for a total amount of US$71,723 thousand, US$55,000 thousand and US10,000 thousand, with an interest rate of 6.5%, 7.49% and 6.00%, and maturing on December 21, 2025, March 11, 2026 and May 2, 2026, respectively. Interest is paid semiannually. The issuance of these corporate bonds in foreign currency has been carried out within the scope of the local public offering, without intervention of the single and free exchange market ("MULC"). These debts have been valued at their amortized cost in foreign currency, converting the resulting amounts into local currency at the official selling exchange rate effective at the end of the reporting period.

(7)
On February 22, 2023, the Company issued its Class 1 Corporate Bonds for a total amount of $25,636.3 million, with an interest rate BADLAR + 2.0%, principal maturity at 18 months and payments quarterly interest.

	2023	2022
Total borrowings by company:
- Loma Negra C.I.A.S.A.	144,940,042	60,579,291
- Ferrosur Roca S.A.	2,430,234	4,101,207
Total	147,370,276	64,680,498
24.3 Movements of borrowings
The movements of borrowings for the fiscal year ended December 31, 2023, are disclosed below:

Balances as of January 1, 2023	64,680,498
New borrowings and financing	69,468,936
Issuance of corporate bonds	142,486,878
Accrued interest	61,852,712
Effects of foreign exchange rate variation	97,363,920
Gain on net monetary position	(123,246,800)
Interest payments	(54,374,304)
Principal payments	(110,861,564)
Balances as of December 31, 2023	147,370,276
As of December 31, 2023, long-term borrowings have the following maturity schedule:

Fiscal year
2025	57,794,807
2026	52,350,736
Total	110,145,543